INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 8,192,076	R$ 8,192,076
Goodwill - Facepa
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	119,332	119,332
Goodwill - Fibria
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	7,897,051	7,897,051
Goodwill - MMC Brasil
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	170,859	170,859
Other
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 4,834	R$ 4,834